Long-Term Investments - Schedule of Long-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long Term Investment [Line Items]
Available-for-sale equity securities	$ 48,831	$ 33,737
Held-for-trading equity securities	222	1,455
Other equity securities, cost method	7,207	16,234
Long-term investments	79,730	64,592
Altynalmas Gold Ltd. [Member]
Long Term Investment [Line Items]
Investments in companies subject to significant influence
RDCC LLC [Member]
Long Term Investment [Line Items]
Investments in companies subject to significant influence	$ 23,470	$ 13,166